Quotaholders’ and stockholders’ equity (Details Narrative) - EUR (€)					1 Months Ended	12 Months Ended
	Dec. 27, 2021	Dec. 15, 2021	May 20, 2021	Apr. 01, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Corporate capital, percentage							100.00%
Proceeds from divestiture of businesses							€ 50,000,000
Stock Issued During Period, Value, Stock Options Exercised					€ 715	€ 715
Stock Repurchased During Period, Value						172
Proceeds from Stock Options Exercised						543
Stock Issued During Period, Value, Conversion of Units			€ 50,000
Additional Paid in Capital			€ 37,139,431				€ 36,604,728
Conversion of Stock, Shares Issued			15,000,000
Debt Conversion, Converted Instrument, Rate			300.00%
Common Stock, Value, Subscriptions		€ 720,114
American depository shares		2,400,000
Common Stock, Shares, Outstanding						18,216,858	18,216,858
Net listing costs		€ 3,900,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		3,120,114
Net listing costs		€ 29,000,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
American depository shares	96,744
Quota A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights							Quota A had voting rights
Quota B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, voting rights							Quota B had no voting rights
Nominal amount							€ 1.00
Stock Issued During Period, Value, Stock Options Exercised				€ 715			715
Stock Repurchased During Period, Value				172
Proceeds from Stock Options Exercised				543
Capital Units, Value				€ 37,771			37,056
Quota C [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from capital funding										€ 10,000,000
Quota D [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from capital funding									€ 7,000,000
Quota E [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from capital funding							1,400,000	14,800,000
Financial fees gross							1,500,000	15,100,000
Financial fees net							€ 100,000	€ 300,000